SHARE-BASED COMPENSATION - Summary of Restricted Stock Unit's activity (Details) - RSUs	6 Months Ended
Jun. 30, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested as of December 31, 2022 | shares	7,308,579
Granted | shares	960,622
Vested | shares	(661,280)
Forfeited | shares	(285,596)
Unvested as of June 30, 2023 | shares	7,322,325
Weighted average grant date fair value per share, Unvested as of December 31, 2022 | $ / shares	$ 5.95
Weighted average grant date fair value per share, Granted | $ / shares	4.06
Weighted average grant date fair value per share, Vested | $ / shares	5.99
Weighted average grant date fair value per share, Forfeited | $ / shares	5.43
Weighted average grant date fair value per share, Unvested as of June 30, 2023 | $ / shares	$ 5.72